CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Share capital		Additional paid in capital	Remeasurement of post-employment benefit obligations	Other capital reserves	Foreign currency translation reserve	Accumulated deficit	Total
Balance at Dec. 31, 2024	$ 9		$ 220,715	$ 463	$ 9,973	$ (2,604)	$ (63,311)	$ 165,245
Statements [Line Items]
Profit (loss) for the period	0		0	0	0	0	18,808	18,808
Issuance Of Warrants, Net	0		5,706	0	0	0	0	5,706
Issuance of options due acquisition	0		1,222	0	0	0	0	1,222
Other comprehensive income (loss) for the year	0		0	0	2,033	529	0	2,562
Employee options exercised and vesting of RSUs		[1]	3,090	0	0	0	0	3,090
Share-based payment	0		0	0	0	0	4,854	4,854
Balance at Jun. 30, 2025	9		230,733	463	12,006	(2,075)	(39,649)	201,487
Balance at Mar. 31, 2025	9		227,571	463	8,902	(1,918)	(54,224)	180,803
Statements [Line Items]
Profit (loss) for the period	0		0	0	0	0	11,652	11,652
Issuance of options due acquisition	0		1,222	0	0	0	0	1,222
Other comprehensive income (loss) for the year	0		0	0	3,104	(157)	0	2,947
Employee options exercised and vesting of RSUs		[1]	1,940	0	0	0	0	1,940
Share-based payment	0		0	0	0	0	2,923	2,923
Balance at Jun. 30, 2025	9		230,733	463	12,006	(2,075)	(39,649)	201,487
Balance at Dec. 31, 2025	9		242,759	516	10,391	(3,025)	(19,635)	231,015
Statements [Line Items]
Profit (loss) for the period	0		0	0	0	0	(8,837)	(8,837)
Other comprehensive income (loss) for the year	0		0	0	4,023	(404)	0	3,619
Employee options exercised and vesting of RSUs		[1]	3,064	0	0	0	0	3,064
Share-based payment	0		0	0	0	0	16,520	16,520
Balance at Jun. 30, 2026	9		245,823	516	14,414	(3,429)	(11,952)	245,381
Balance at Mar. 31, 2026	9		243,877	516	8,853	(1,923)	(15,956)	235,376
Statements [Line Items]
Profit (loss) for the period	0		0	0	0	0	(10,117)	(10,117)
Other comprehensive income (loss) for the year	0		0	0	5,561	(1,506)	0	4,055
Employee options exercised and vesting of RSUs		[1]	1,946	0	0	0	0	1,946
Share-based payment	0		0	0	0	0	14,121	14,121
Balance at Jun. 30, 2026	$ 9		$ 245,823	$ 516	$ 14,414	$ (3,429)	$ (11,952)	$ 245,381

[1]	Presents an amount less than $1 thousand.